Loans Payable (Details 2) - Warrant [Member]	9 Months Ended
Apr. 30, 2020 $ / shares shares
Exercise price | $ / shares	$ 3.00
Number of warrants outstanding | shares	250,000
Weighted average remaining contractual life	1 year 7 months 21 days